Fees Summary	Jul. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 548,000
Previously Paid Amount	0.00
Total Fee Amount	75.68
Total Offset Amount	0.00
Net Fee	75.68
Narrative - Max Aggregate Offering Price	$ 548,000
Final Prospectus	true